Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Document Creation Date	dei_DocumentCreationDate	Oct. 24, 2017
Document Effective Date	dei_DocumentEffectiveDate	Oct. 24, 2017
Prospectus Date	rr_ProspectusDate	Jun. 19, 2017